Loans and Borrowings - Schedule of Principal and Interest Payable Outstanding Amounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross	€ 1,833,220	€ 1,942,872
Senior Note embedded derivative	28,638	28,638
Less: amortization under the effective interest method	(46,163)	(51,875)
Non-current liabilities	1,815,695	1,919,635
Current liabilities	€ 37,343	46,606
Term Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2028
Non-current liabilities, gross	€ 375,000	375,000
Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2028
Non-current liabilities, gross	€ 730,159	852,354
Current liabilities	€ 7,347	8,500
Vendor Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 299,560	287,018
Senior Notes | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 428,500	428,500
Term Loan interest payable
Disclosure of detailed information about borrowings [line items]
Current liabilities	37,343	46,606
Term Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	4,197	4,750
Term Loan interest payable | USD
Disclosure of detailed information about borrowings [line items]
Current liabilities	10,938	18,725
Vendor Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	5,487	5,258
Senior Notes interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	€ 9,373	€ 9,373